CONSOLIDATED BALANCE SHEETS (Parenthetical) shares in Thousands, $ in Thousands	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares
Statement of Financial Position [Abstract]
Amortized cost | $		$ 188,826	[1]		$ 181,247	[2]
Ordinary shares, par value | ₪ / shares	₪ 15			₪ 15
Ordinary shares, authorized		150,000			150,000
Ordinary shares, issued		110,912			110,041
Common Stock, Shares, Outstanding		110,825			109,954
Treasury stock, shares		87			87

[1]	Excluding accrued interest of $1,250.
[2]	Excluding accrued interest of $706.